UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Municipal Bonds and Notes—96.2%†		Principal Amount	Fair Value
Alabama—0.5%
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	$8,375,000	$8,619,969	(a,b)
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500,000	2,779,100
Arizona—2.5%
City of Phoenix
5.00%	07/01/19	5,000,000	5,662,550
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000,000	5,047,200
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750,000	4,882,905
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,951,658	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,524,900	(c)
5.00%	12/01/28	2,470,000	2,793,150
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,095,840
			39,958,203
California—9.7%
Bay Area Toll Authority
4.00%	04/01/31	4,000,000	4,096,320
5.00%	04/01/31	10,000,000	10,923,400	(a,c)
California Educational Facilities Authority
5.00%	10/01/32	5,255,000	6,476,052
5.25%	10/01/39	6,000,000	6,566,340
6.13%	10/01/36	1,500,000	1,740,435
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,682,100
6.00%	07/01/39	5,000,000	5,528,250
6.50%	10/01/33	3,500,000	3,979,920
California Pollution Control Financing Authority
5.00%	11/21/45	5,000,000	4,929,300	(d)
California State Department of Water Resources
5.00%	05/01/21	5,300,000	6,313,572	(c)
5.00%	12/01/21	1,285,000	1,547,410
California State Public Works Board
5.00%	10/01/28	1,500,000	1,628,655
5.13%	10/01/31	2,000,000	2,161,940
5.25%	09/01/29	10,160,000	11,418,824
6.00%	04/01/26	8,475,000	9,977,194
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,222,062	(b)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	2,600,000	2,737,722	(b)
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	9,047,040

Marin Water District Financing Authority
5.00%	07/01/44	6,000,000	6,421,860
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,308,200
San Diego Community College District
5.00%	08/01/41	10,000,000	10,740,900	(c)
State of California
5.00%	02/01/31 - 12/01/43	18,220,000	19,550,624
5.25%	04/01/35	2,750,000	3,024,670
University of California
5.00%	05/15/38	4,000,000	4,344,280
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,225,578	(b)
			155,592,648
Colorado—1.4%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,998,254
Regional Transportation District
4.25%	11/01/36	3,405,000	3,541,030
5.00%	11/01/27 - 11/01/28	12,090,000	14,061,362
5.38%	06/01/31	2,500,000	2,694,425
			22,295,071
Connecticut—4.3%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500,000	5,742,220
South Central Connecticut Regional Water Authority
5.00%	08/01/33 - 08/01/41	13,615,000	14,690,368
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000,000	3,038,220	(b)
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705,000	11,305,764
State of Connecticut Special Tax Revenue
5.00%	11/01/26 - 10/01/29	29,250,000	33,123,548
Town of Fairfield
5.00%	08/01/21	1,000,000	1,192,240
			69,092,360
Delaware—1.6%
City of Wilmington
5.00%	10/01/25	5,000,000	5,834,350
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	10,827,260
Delaware State Health Facilities Authority
5.00%	10/01/40	6,800,000	7,102,464
State of Delaware
5.00%	07/01/28	1,000,000	1,163,770
			24,927,844
District of Columbia—1.8%
District of Columbia
5.00%	04/01/30 - 10/01/30	7,215,000	7,696,270
5.50%	04/01/36	15,000,000	16,095,750
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000,000	5,587,850
			29,379,870

Florida—0.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,105,070
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,652,427
			10,757,497
Georgia—7.2%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,384,323
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,651,560
Augusta Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400,000	5,491,314	(b)
City of Atlanta Department of Aviation
5.00%	01/01/25	10,000,000	11,193,100
5.00%	01/01/32 - 01/01/34	10,500,000	11,415,215	(e)
City of Atlanta Department of Aviation (AGMC Insured)
5.25%	01/01/33	4,000,000	4,040,520	(a,b)
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,499,232
6.25%	11/01/39	10,000,000	11,485,900
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	11,730,155	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,192,070
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520,000	2,730,874	(a,b)
4.85%	03/01/23	2,290,000	2,483,803	(a,b)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865,000	1,892,397	(b)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490,000	2,897,389
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	2,125,000	2,257,090	(b,f)
State of Georgia
4.00%	07/01/32	3,350,000	3,498,237
4.50%	01/01/29	3,000,000	3,285,060
5.00%	08/01/22	4,460,000	5,083,374	(a)
5.00%	08/01/22 - 01/01/26	4,790,000	5,476,091
			114,687,704
Hawaii—1.8%
City & County of Honolulu
5.00%	04/01/33	10,000,000	10,762,600
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,022,270
			28,784,870
Idaho—1.5%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,457,600
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625,000	19,017,364	(b)
			23,474,964

Illinois—2.3%
City of Chicago O’Hare International Airport Revenue
5.63%	01/01/35	5,000,000	5,469,650
5.75%	01/01/39	11,500,000	12,543,740
Illinois Finance Authority
5.50%	08/15/43	5,000,000	5,097,050	(a)
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.88%	06/15/22	4,305,000	4,110,457	(b)
5.40%	06/15/19	4,000,000	4,447,680	(b)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000,000	4,614,560	(b)
			36,283,137
Indiana—1.0%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,807,275
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,564,970
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000,000	5,442,250
			15,814,495
Iowa—0.6%
Iowa Finance Authority
5.00%	12/01/19	5,000,000	4,987,500
5.25%	12/01/25	5,000,000	4,842,900
			9,830,400
Kentucky—1.3%
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	11,933,922	(b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040,000	8,845,527
			20,779,449
Louisiana—0.7%
State of Louisiana
5.00%	09/01/19	10,050,000	11,837,091
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790,000	2,065,051
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,073,940
6.00%	07/01/34	1,250,000	1,455,050
			4,594,041
Maryland—3.1%
City of Baltimore
5.00%	07/01/38	9,375,000	10,235,625
County of Baltimore
5.00%	02/01/23	7,525,000	8,931,121
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,264,458
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,084,360

Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,392,798
State of Maryland
5.00%	11/01/18	4,000,000	4,682,840
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,336,142
			49,927,344
Massachusetts—5.3%
Massachusetts Department of Transportation
5.00%	01/01/37	11,130,000	11,614,155
Massachusetts Development Finance Agency
5.00%	07/01/43 - 07/01/44	8,000,000	8,648,440
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000,000	21,156,670
5.50%	11/15/36	4,000,000	4,616,280
5.75%	07/01/39	7,500,000	7,835,775
Massachusetts School Building Authority
5.00%	08/15/28 - 05/15/43	8,170,000	9,136,628
Massachusetts Water Resources Authority
5.00%	08/01/32 - 08/01/41	7,140,000	7,891,720
6.50%	07/15/19	12,260,000	13,994,054	(f)
			84,893,722
Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,779,720
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,458,650	(b)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	7,101,660
			16,340,030
Minnesota—0.3%
St Paul Port Authority
5.00%	12/01/22	4,630,000	5,474,836
Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500,000	7,665,450
Missouri—2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,528,647
Metropolitan St Louis Sewer District
5.00%	05/01/34 - 05/01/43	8,000,000	8,771,480
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,383,328
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500,000	4,675,815
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	530,171
5.00%	01/01/24	4,475,000	4,528,566	(a)
			32,418,007
Nevada—0.1%
City of Las Vegas (AGMC Insured)
5.55%	06/01/16	1,425,000	1,434,704	(b)

New Jersey—5.6%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500,000	9,036,110	(b)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000,000	5,513,850
New Jersey Educational Facilities Authority
6.00%	12/01/17	10,000,000	11,579,800	(c,f)
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000,000	2,103,540
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	7,940,850
New Jersey Institute of Technology
5.00%	07/01/42	2,000,000	2,111,820
New Jersey State Turnpike Authority
5.00%	01/01/38	5,000,000	5,311,800
5.25%	01/01/40	10,000,000	10,713,200	(c)
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	13,610,000	14,604,873	(b,f)
6.50%	01/01/16	5,135,000	5,658,975	(b)
New Jersey Transportation Trust Fund Authority
5.25%	06/15/36	8,600,000	9,205,182
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	4,610,000	4,791,542	(b,f)
5.75%	12/15/14	1,390,000	1,444,530	(b)
			90,016,072
New Mexico—1.5%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	10,678,661
5.00%	12/15/26	12,000,000	12,980,880	(c)
			23,659,541
New York—7.7%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500,000	4,821,075
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,465,550
Metropolitan Transportation Authority
5.00%	11/15/29	10,000,000	11,217,800
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	11,215,300	(c)
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 11/01/39	28,220,000	31,233,418
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,175,750
5.13%	01/15/44	5,000,000	5,219,300
New York State Dormitory Authority
5.00%	07/01/23	1,000,000	1,150,670
5.50%	07/01/36 - 05/01/37	4,000,000	4,311,695
6.00%	07/01/40	2,000,000	2,214,300
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,930,780
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,556,820

Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000,000	11,241,300	(c)
Westchester County Healthcare Corp.
5.00%	11/01/30	6,000,000	6,206,160
6.13%	11/01/37	2,500,000	2,769,450
			122,729,368
North Carolina—2.2%
City of Charlotte
5.00%	06/01/23	4,320,000	5,018,674
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,395,500
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,425,100
North Carolina Medical Care Commission
4.75%	11/01/43	4,000,000	4,002,080
North Carolina State University at Raleigh
5.00%	10/01/42	2,500,000	2,741,425
North Carolina Turnpike Authority
5.00%	07/01/30	3,230,000	3,587,690
State of North Carolina
4.75%	05/01/30	4,130,000	4,535,938
University of North Carolina at Greensboro
5.00%	04/01/36	4,000,000	4,302,560
			35,008,967
Ohio—5.1%
American Municipal Power Inc.
5.00%	02/15/38	5,000,000	5,159,150
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,735,900
City of Cleveland Airport System Revenue
5.00%	01/01/29 - 01/01/31	4,225,000	4,344,810
City of Columbus
5.00%	07/01/26 - 08/15/30	28,790,000	33,482,036
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	732,655
4.75%	06/01/31	5,000,000	5,378,400
County of Franklin
4.50%	12/01/37	1,750,000	1,754,900
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,979,982
Northeast Ohio Regional Sewer District
5.00%	11/15/38	13,000,000	14,212,900
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,701,600
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,512,940
			81,995,273

Oklahoma—1.0%
Claremore Public Works Authority (AGMC Insured)
5.25%	06/01/34	6,315,000	6,429,996	(a,b)
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/30	2,500,000	2,852,795
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	2,000,000	2,000,380	(b)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,910,795
			15,193,966
Pennsylvania—5.6%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 07/01/43	24,375,000	25,489,831
Delaware River Port Authority
5.00%	01/01/29 - 01/01/37	10,000,000	10,920,650
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750,000	2,003,470
Pennsylvania Turnpike Commission
1.00%	12/01/34	12,000,000	12,042,600	(c)
5.00%	06/01/29	10,000,000	10,751,100	(c)
5.00%	12/01/32	1,500,000	1,582,860
5.00%	12/01/44	4,000,000	4,181,440	(e)
5.25%	06/01/39	9,500,000	10,057,365
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000,000	12,146,520	(b,c)
			89,175,836
Puerto Rico—1.6%
Puerto Rico Electric Power Authority
5.75%	07/01/36	5,000,000	3,110,500
6.75%	07/01/36	5,000,000	3,479,650
Puerto Rico Sales Tax Financing Corp.
5.50%	08/01/28	5,000,000	4,168,900
6.00%	08/01/42	5,000,000	4,020,500
7.85%	08/01/32	15,000,000	11,294,100
			26,073,650
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,489,917
6.50%	09/15/28	1,000,000	1,169,750
			2,659,667
South Carolina—3.3%
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850,000	23,644,540	(a)
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,566,872
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,195,530	(b)
South Carolina State Public Service Authority
5.00%	12/01/30	3,755,000	4,111,988
5.50%	01/01/38	14,970,000	16,363,408
			52,882,338

Tennessee—1.0%
County of Shelby
5.00%	03/01/21	3,500,000	4,086,845
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	11,320,000	(a)
State of Tennessee
5.00%	05/01/19	1,000,000	1,162,040	(a)
			16,568,885
Texas—6.0%
Board of Regents of the University of Texas System
5.00%	07/01/41	3,000,000	3,295,440
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	6,131,632	(b)
City of Houston Utility System Revenue
5.00%	05/15/28	5,000,000	5,758,400	(e)
5.00%	11/15/33	5,470,000	5,943,921
5.25%	11/15/30 - 11/15/31	12,000,000	13,537,440
City of Houston Utility System Revenue (AGMC Insured)
5.25%	05/15/22	10,000,000	10,059,500	(a,b)
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,698,000
North Texas Tollway Authority
5.00%	09/01/31	3,500,000	3,847,200
5.75%	01/01/38 - 01/01/40	21,475,000	23,403,441	(c)
6.00%	01/01/38	5,000,000	5,585,650
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	11,772,345	(e)
			95,032,969
Utah—1.7%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	11,830,000	11,761,326	(b)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,354,600
Utah Transit Authority
5.00%	06/15/42	10,000,000	10,450,700
			26,566,626
Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700,000	5,944,587
Virginia—1.4%
City of Richmond
5.00%	01/15/38	5,000,000	5,503,050
Virginia College Building Authority
4.38%	02/01/28	845,000	885,442
Virginia Commonwealth Transportation Board
5.00%	03/15/23	9,000,000	10,714,770
Virginia Resources Authority
5.25%	11/01/38	5,000,000	5,367,000
			22,470,262
Washington—0.2%
Port of Seattle
5.00%	08/01/31	3,000,000	3,279,420

Total Municipal Bonds and Notes (Cost $1,458,777,564)			1,536,900,233

Short-Term Investments—4.7%
Time Deposit—4.7%
State Street Corp.
0.01%	04/01/14	75,540,960	75,540,960	(g)
(Cost $75,540,960)

Total Investments (Cost $1,534,318,524)			1,612,441,193

Liabilities in Excess of Other Assets, net—(0.9)%			(14,375,244)

NET ASSETS—100.0%			$1,598,065,949

Other Information:

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2014	232	$(30,906,750)	$(224,886)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or MBIA. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2014 (as a percentage of net assets) as follows:

AGMC 5.39%.

(c)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $4,929,300 or 0.31% of the net assets of the Elfun Tax Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.

(g)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2014.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Corporations

MBIA	Municipal Bond Investors Assurance Corporation

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities†
	Municipal Bonds and Notes	$—	$1,536,900,233	$—	$1,536,900,233
	Short-Term Investments	—	75,540,960	—	75,540,960

	Total Investments in Securities	$—	$1,612,441,193	$—	$1,612,441,193

	Other Financial Instruments*
	Short Futures Contracts—Unrealized Depreciation	$(224,886)	$—	$—	$(224,886)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Tax-Exempt Income Fund	$1,534,318,524	$88,745,993	$(10,623,324)	$78,122,669

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 28, 2014